Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2012	2013	2014
Interest expense	28,485	33,018	46,345
Interest capitalized	(8,476)	(11,098)	(1,795)
Swap effect	48,346	48,453	46,103
Amortization and write-off of financing costs	1,157	1,569	4,107
Commitment fees	4,921	2,283	506
Bank charges and other	301	308	296
	74,734	74,533	95,562